ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
Schedule Of Accrued Expenses
	December 31, 2021	December 31, 2020
Accrued payroll	$217,073	$263,355
	$217,073	$263,355